CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2023
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
There were no material contractual commitments for capital expenditures as at December 31, 2023.
(b)Lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Lease obligations
Less than 1 year	$55	$96
1 to 5 years	136	223
5+ years	348	490
Total	$539	$809